UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21601

     PIMCO Floating Rate Strategy Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Larry G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: August 31, 2005

Date of reporting period: August 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e -1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Report to Shareholders

     PIMCO Floating Rate Strategy Fund

A n n u a l   R e p o r t
A u g u s t   31 ,   2 0 0 5

Contents

Letter to Shareholders	1

Performance & Statistics	2

Schedule of Investments	3-16

Statement of Assets and Liabilities	17

Statement of Operations	18

Statement of Changes in Net Assets	19

Statement of Cash Flows	20

Notes to Financial Statements	21-31

Financial Highlights	32

Report of Independent Registered Public
Accounting Firm	33

Tax Information and Privacy Policy	34

Proxy Voting Policies & Procedures	35

Dividend Reinvestment Plan	36

Board of Trustees	37-38

Principal Officers	Inside Back Cover

PIMCO Floating Rate Strategy Fund Letter to Shareholders

October 17, 2005

Dear Shareholder:

We are pleased to provide you with the initial annual report of the PIMCO Floating Rate Strategy Fund (the “Fund”) for the period October 29, 2004 (commencement of operations) through August 31, 2005.

Please refer to the following page for specific Fund information. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s transfer agent at (800) 331-1710. Also, note that a wide range of information and resources can be accessed through our Web site, www.allianzinvestors.com.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager and Pacific Investment Management Company LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Robert E. Connor Chairman	Brian S. Shlissel President & Chief Executive Officer

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 1

PIMCO Floating Rate Strategy Fund Performance & Statistics
August 31, 2005 (unaudited)

Symbol:	Primary Investments:	Inception Date:
PFN	Floating rate debt instruments,	October 29, 2004
substantial portion of which
Objective:	will be senior floating rate	Total Net Assets(1) :
Seeks high current income,	loans.	$1.269 billion
consistent with the
preservation of capital.		Portfolio Manager:
Raymond G. Kennedy

Total Return(2):	Market Price	Net Asset Value (“NAV”)

Six months ended 8/31/05	(3.56)%	2.53%
Commencement of Operations (10/29/04) to 8/31/05	(4.39)%	4.27%

Common Share Market Price/NAV Performance: Commencement of Operations (10/29/04) to 8/31/05	Market Price/NAV:

	Market Price	$18.21

	NAV	$18.98

	Discount to NAV	(4.06)%

	Market Price Yield(3)	7.13%

	Portfolio Composition as a % of Total Investments

(1) Inclusive of net assets attributable to Preferred Shares outstanding.

(2) Past performance is no guarantee of future results. Total return is calculated by subtracting the value of an investment in the Fund at the beginning of each specified period from the value at the end of the period and dividing the remainder by the value of the investment at the beginning of the period and expressing the result as a percentage. The calculation assumes that all income dividends have been reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total return does not reflect broker commissions or sales charges. Total return for a period of less than one year is not annualized.

An investment in the Fund involves risk, including the loss of principal. Total return, price, yield and net asset value will fluctuate with changes in market conditions. This data is provided for information only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a one-time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Net asset value is total assets applicable to common shareholders less total liabilities divided by the number of common shares outstanding. Holdings are subject to change daily.

(3) Market Price Yield is determined by dividing the annualized current monthly per share dividend to common shareholders by the market price per common share at August 31, 2005.

2 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount
(000)		Value

SENIOR LOANS (a)(b)(c)—62.0%

	Aerospace—0.5%
	K & F Industries, Inc.,
$ 4,534	5.92%, 11/18/12, Term B	$4,614,573
2,223	6.15%, 11/18/12, Term B	2,262,046

		6,876,619

	Apparel & Textiles—0.2%
	Simmons Co.,
2,458	5.75%, 12/19/11, Term C	2,496,297
60	5.938%, 12/19/11, Term C	61,025
295	6.438%, 12/19/11, Term C	299,460
151	8.00%, 12/19/11, Term C	153,618

		3,010,400

	Automotive—0.5%
2,000	Dura Operating Corp., 7.07%, 4/28/11	2,025,000
	Visteon Corp.,
496	7.58%, 6/25/07	502,977
169	7.613%, 6/25/07	170,793
958	7.80%, 6/25/07	970,693
962	7.839%, 6/25/07	974,746
43	7.873%, 6/25/07	43,793
323	7.90%, 6/25/07	327,118
440	7.912%, 6/25/07	445,830
88	8.02%, 6/25/07	89,166
152	8.14%, 6/25/07	154,014
671	8.153%, 6/25/07	680,256
257	8.394%, 6/25/07	260,020
230	8.553%, 6/25/07	232,744

		6,877,150

	Automotive Products—4.7%
9,743	Affinia Group, 6.40%, 11/30/11, Term B	9,795,066
	Cooper Standard Automotive, Inc.,
3,992	5.50%, 12/31/11, Term B	3,997,107
6,422	5.50%, 12/31/11, Term C	6,430,129
7,000	Delphi Corp., 10.30%, 6/14/11	7,193,123
	Goodyear Tire & Rubber Co.,
8,500	6.32%, 4/30/10	8,615,354
2,000	7.07%, 4/1/11	2,027,500
916	Plastech Engineered Products, Inc., 8.24%, 2/12/10, Term B	890,738
6,510	Polypore, Inc., 5.92%, 11/12/11, Term B	6,547,666
	Tenneco Automotive, Inc.,
534	5.59%, 12/12/10, Term B	543,836
3,217	6.08%, 12/12/10, Term B (e)	3,273,011
	TRW Automotive, Inc.,
5,970	4.938%, 10/31/10, Term E	6,029,700
4,468	5.25%, 6/30/12, Term B	4,519,648
2,746	VWR International, Inc., 6.14%, 4/7/11, Term B	2,787,190

		62,650,068

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 3

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount
(000)		Value

	Building/Construction—1.5%
	Masonite International Corp.,
$ 188	5.49%, 4/6/13, Term B	$188,303
9,787	5.66%, 4/6/13, Term B	9,824,103
	Nortek, Inc.,
9,358	5.91%, 8/27/11	9,482,264
48	7.75%, 8/27/11	48,133

		19,542,803

	Chemicals—4.1%
6,000	Brenntag AG, 6.81%, 2/27/12, Term B2	6,076,002
10,361	Celanese AG, 5.74%, 4/6/11, Term B	10,561,539
4,000	Cognis BV, 5.44%, 5/12/12, Term B1 (e)	4,032,456
	Hercules, Inc.,
70	5.24%, 10/8/10, Term B	70,939
1,311	5.31%, 10/8/10, Term B	1,330,101
5,200	Huntsman International LLC, 5.323%, 8/10/12	5,276,378
	Innophos, Inc.,
1,218	5.55%, 8/15/11, Term B	1,232,394
1,818	5.86%, 8/15/11, Term B	1,839,394
764	5.97%, 8/15/11, Term B	772,546
	KRATON Polymers Group LLC,
580	6.125%, 12/2/09	589,871
2,591	6.25%, 12/23/10	2,635,704
1,023	6.438%, 12/2/09	1,041,019
81	6.50%, 12/2/09	82,366
	Lyondell-CITGO Refining, L.P.,
7,925	5.51%, 5/21/07, Term B	8,048,599
20	5.67%, 5/21/07, Term B	20,376
	Nalco Co.,
2,768	5.45%, 11/1/10, Term B	2,815,740
3,590	5.66%, 11/4/10, Term B	3,651,725
2,442	5.87%, 11/1/10, Term B	2,484,476
2,993	Niagara Holdings, Inc., 5.50%, 2/11/12, Term B	3,031,776

		55,593,401

	Commercial Products—0.2%
2,204	Alliance Laundry Holdings LLC, 5.80%, 1/27/12, Term B	2,240,097

	Computer Services—0.9%
12,000	Sungard Data Systems, Inc., 6.28%, 1/22/13 (e)	12,178,500

	Computer Software—0.7%
	Spectrum Brands Corp.,
1,154	5.27%, 2/6/12, Term B	1,171,367
974	5.48%, 2/7/12, Term B	988,464
325	5.54%, 2/7/12, Term B	329,488
6,888	UGS Corp., 5.67%, 3/31/12, Term B	6,997,393

		9,486,712

4 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount
(000)		Value

	Consumer Products—1.7%
	Jarden Corp.,
$ 9,343	5.49%, 1/21/12, Term B	$9,430,122
1,105	5.635%, 1/21/12, Term B	1,115,331
	Rayovac Corp.,
609	5.49%, 2/6/12, Term B	617,869
4,043	5.55%, 2/7/12, Term B	4,104,103
909	5.56%, 2/7/12, Term B	922,567
470	5.79%, 2/7/12, Term B	477,148
	Revlon, Inc.,
1,513	9.38%, 7/31/10	1,566,856
1,513	9.48%, 7/31/10	1,566,856
1,513	9.49%, 7/31/10	1,566,856
756	9.98%, 7/9/10	783,428

		22,151,136

	Containers—3.4%
	Graham Packaging Co.,
2,760	5.938%, 10/7/11, Term B	2,807,378
50	6.00%, 9/15/11, Term B	50,884
7,144	6.063%, 9/15/11, Term B	7,267,599
7,396	Horizon Lines LLC, 5.99%, 7/7/11	7,510,364
	Intertape Polymer Group, Inc.,
872	5.65%, 7/28/11, Term B	889,212
2,591	5.742%, 7/28/11, Term B	2,640,959
	Solo Cup Co.,
4,485	5.49%, 2/27/11, Term B	4,538,468
4,676	5.86%, 2/27/11, Term B	4,731,317
	Stone Container Corp.,
1,528	3.24%, 11/1/10	1,550,628
2,792	5.375%, 11/1/10, Term B	2,833,024
2,505	5.375%, 11/1/11, Term C	2,542,468
1,816	5.563%, 11/1/10, Term B	1,842,645
4,420	5.563%, 11/1/11, Term B	4,485,621
1,234	5.575%, 11/1/10, Term C	1,252,165

		44,942,732

	Diversified Manufacturing—0.6%
5,000	Invensys plc, 8.529%, 12/30/09	5,125,000
	Linpac Mouldings Ltd.,
1,037	6.24%, 4/16/12, Term B1	1,033,984
1,322	6.74%, 4/16/12, Term C1	1,323,273

		7,482,257

	Drugs & Medical Products—0.7%
	Warner Chilcott plc,
1,146	6.359%, 1/18/12	1,159,540
3,004	6.359%, 1/18/12, Term B	3,039,352
2,481	6.359%, 1/18/12, Term C	2,509,979
3,153	6.46%, 1/18/12, Term B	3,189,637

		9,898,508

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 5

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount
(000)		Value

	Energy—2.8%
	Covanta Energy Corp.,
$ 1,106	3.36%, 6/24/12	$1,125,041
894	6.46%, 6/30/12, Term B	909,959
1,500	8.96%, 5/12/13, Term DHC	1,511,250
1,500	9.141%, 5/12/13, Term DHC	1,511,250
4,969	Dynegy Holdings, Inc., 7.54%, 5/28/10	5,000,791
	Foundation Coal Holdings, Inc.,
1,903	5.38%, 7/30/11, Term B	1,938,181
3,059	5.66%, 7/30/11, Term B	3,114,934
	Headwaters, Inc.,
11,559	5.87%, 4/30/11, Term B	11,723,147
267	7.75%, 4/30/11, Term B	270,947
1,000	9.02%, 9/1/12, Term C	1,014,167
	NRG Energy, Inc.,
4,156	3.39%, 12/24/11	4,209,936
5,296	5.255%, 12/24/11, Term B	5,364,662
21	5.365%, 12/24/11, Term B	21,050

		37,715,315

	Entertainment—1.2%
11,000	MGM Studios, 5.74%, 4/8/12, Term B	11,151,250
	Warner Music Group, Inc.,
1,571	5.52%, 2/28/11, Term B	1,589,335
1,388	5.64%, 2/27/11, Term B	1,404,095
1,402	5.83%, 2/27/11, Term B	1,418,278
1,158	5.86%, 2/27/11, Term B	1,171,707

		16,734,665

	Financial Services—1.3%
6,623	Global Cash Access LLC, 5.92%, 3/10/10, Term B	6,728,485
10,449	Refco Group Ltd., 5.669%, 8/5/11, Term B	10,578,379

		17,306,864

	Financing—0.5%
	Satbirds Finance SARL,
€ 1,500	4.397%, 4/4/12, Term A	1,826,328
€ 1,000	4.397%, 10/4/13 (g)	1,208,137
€ 3,500	4.897%, 4/4/13, Term B	4,293,715

		7,328,180

	Food—0.1%
	Michael Foods, Inc.,
$ 1,258	5.09% 11/30/10, Term B	1,279,583
112	5.859%, 11/30/10, Term B	113,504

		1,393,087

	Food & Beverage—0.1%
1,802	Commonwealth Brands, Inc., 7.00%, 8/28/07, Term B	1,836,276

6 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount
(000)		Value

	Funeral Services—0.5%
	Alderwoods Group, Inc.,
$ 1,713	5.296%, 9/17/09, Term B	$1,738,610
2,227	5.48%, 9/17/08, Term B	2,260,193
1,644	5.609%, 9/17/08, Term B	1,669,066
559	5.84%, 9/17/08, Term B	567,346

		6,235,215

	Healthcare & Hospitals—3.4%
2,952	Community Health Systems, Inc., 5.61%, 8/19/11, Term B	2,997,031
20,000	DaVita, Inc., 6/17/12, Term B (f)	20,311,120
9,500	HEALTHSouth Corp., 8.57%, 6/9/10	9,612,812
	PacifiCare Health Systems, Inc.,
2,859	4.938%, 12/17/08	2,870,139
4,288	5.125%, 12/17/08	4,305,208
912	5.188%, 12/17/08	916,053
4,000	Psychiatric Solutions, Inc., 5.73%, 7/7/12, Term B	4,065,000

		45,077,363

	Hotels/Gaming—3.7%
	Aladdin Gaming, Inc.,
4,572	6.504%, 8/31/10, Term A	4,593,089
96	7.504%, 8/31/10, Term B	96,669
2,317	Ameristar Casinos, Inc., 5.50%, 12/20/06, Term B1	2,328,587
	Choctaw Resort Development Enterprise, Inc.,
157	5.63%, 11/4/11, Term B	158,820
9,112	5.91%, 11/4/11, Term B	9,219,941
	MotorCity Casino,
3,477	5.641%, 7/21/12, Term B	3,522,189
1,023	5.841%, 7/21/12, Term B	1,035,938
6,000	Penn National Gaming, Inc., 5/26/12, Term B (f)	6,094,686
9,385	Resorts International, Inc., 6.20%, 3/22/12, Term B	9,504,869
	Venetian Casino,
829	5.24%, 2/22/12, Term B	839,617
2,564	5.462%, 2/22/12, Term B	2,596,754
10,000	Wynn Resorts Ltd., 5.805%, 12/14/11, Term B	10,139,060

		50,130,219

	Machinery—0.8%
5,631	Agco Corp., 5.42%, 1/31/06, Term B	5,710,548
	Rexnord Corp.,
153	5.75%, 12/31/11, Term B	155,718
115	5.85%, 12/31/11, Term B	116,788
1,855	6.07%, 12/31/11, Term B	1,884,183
2,300	6.21%, 12/31/11, Term B	2,335,765

		10,203,002

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 7

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount
(000)		Value

	Manufacturing—0.6%
	Berry Plastics, Corp.,
$ 4,489	5.60%, 6/30/10	$4,565,059
11	5.766%, 7/22/10	11,441
3,500	Xerium Technologies, Inc., 5.49%, 5/18/12, Term B	3,551,408

		8,127,908

	Measuring Instruments—0.4%
	Dresser Inc.,
4,397	5.438%, 10/29/11, Term B	4,478,623
1,085	5.49%, 10/29/11, Term B	1,104,746

		5,583,369

	Metals & Mining—0.7%
	Novelis, Inc.,
5,904	5.46%, 1/7/12, Term B1	5,987,699
3,399	5.46%, 1/7/12, Term B2	3,447,463

		9,435,162

	Multi-Media—3.6%
1,250	Atlantic Broadband, Inc., 6.11%, 8/4/12, Term B	1,273,438
953	Canwest Media, Inc., 5.823%, 8/1/09, Term E	966,426
	Charter Communications Operating LLC, 6.83%, 4/27/11, Term B
39	6.83%, 4/27/11, Term B	39,114
15,381	6.93%, 4/27/11, Term B	15,450,065
6,889	Insight Midwest Holdings LLC, 6.125%, 12/31/09, Term B (e)	6,918,924
	Primedia, Inc.,
4,091	6.438%, 6/30/09, Term B	4,100,449
2,475	8.00%, 12/31/09, Term C	2,485,056
4,329	Source Media, Inc., 5.74%, 11/8/11, Term B	4,394,353
8,978	Telcordia Technologies, Inc., 6.61%, 9/9/12, Term B	8,977,500
	Young Broadcasting, Inc.,
2,227	5.688%, 11/3/12, Term B	2,251,529
30	5.75%, 5/2/12, Term B	30,426
753	6.00%, 5/2/12, Term B	760,652

		47,647,932

	Oil & Gas—4.1%
	El Paso Corp.,
11,500	5.55%, 11/22/09, Term LC	11,654,135
21,588	6.438%, 11/22/09, Term B	21,935,500
	Kerr McGee Corp.,
8,000	5.79%, 5/1/11, Term B	8,052,504
4,000	5.85%, 5/1/07	4,016,784
3,691	Kinetic Concepts, Inc., 5.24%, 8/11/10, Term B	3,739,179
1,000	Premcor Refining Group, Inc., 5.255%, 4/14/09, Term LC	1,007,188
4,979	Universal Compression Holdings, Inc., 5.24%, 2/15/12, Term B	5,047,651

		55,452,941

8 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Paper/Paper Products—0.2%
	Appleton Papers, Inc.,
$ 927	5.55%, 6/9/10		$937,637
995	5.73%, 6/11/10		1,006,790
	Boise Cascade Holdings LLC,
789	5.25%, 10/28/11, Term D		802,183
413	5.438%, 10/29/11, Term D		419,906

			3,166,516

	Printing/Publishing—0.9%
	RH Donnelly Corp.,
1,719	5.11%, 6/30/11, Term D		1,744,887
2,149	5.16%, 6/30/11, Term D		2,181,109
1,289	5.18%, 6/30/11, Term D		1,308,666
430	5.19%, 6/30/11, Term D		436,222
1,719	5.21%, 6/30/11, Term D		1,744,887
430	5.23%, 6/30/11, Term D		436,222
2,866	5.24%, 6/30/11, Term D		2,908,978
430	5.27%, 6/30/11, Term D		436,222
1,289	5.30%, 6/30/11, Term D		1,308,666

			12,505,859

	Real Estate—1.2%
	General Growth Properties, Inc.,
5,972	5.67%, 11/12/08, Term B		6,048,954
9,487	5.95%, 11/12/07, Term A		9,563,845

			15,612,799

	Recreation—1.8%
	Loews Cineplex Entertainment Corp.,
5,488	5.80%, 7/22/11		5,536,027
4,880	5.97%, 7/8/11		4,922,036
	Six Flags Theme Parks, Inc.,
2,452	6.28%, 6/30/09, Term B		2,480,809
10	6.41%, 6/30/09, Term B		10,156
1,513	6.50%, 6/30/09, Term B		1,530,736
	Worldspan L.P.,
333	5.438%, 2/11/10, Term B		330,113
842	6.313%, 2/11/10, Term B		836,285
842	6.375%, 2/11/10, Term B		836,285
1,464	6.438%, 2/11/10, Term B		1,452,495
399	6.50%, 2/11/10, Term B		396,135
6,180	6.563%, 2/11/10, Term B		6,133,212

			24,464,289

	Retail—2.9%
	Arby’s Restaurant Group, Inc.,
10,000	5.919%, 7/25/12, Term B		10,128,620
1,500	6.11%, 7/25/12, Term B		1,518,729
8,407	Dominos, Inc., 5.25%, 6/25/10, Term B		8,550,451
8,925	Jean Coutu Group, Inc., 5.938%, 7/30/11 UNIT		9,072,710
10,000	Neiman Marcus Bridge, zero coupon, 12/31/05 (f)(g)		9,979,817

			39,250,327

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 9

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount
(000)		Value

	Semi-Conductors—0.4%
$ 4,975	On Semiconductor Corp., 6.50%, 12/3/11, Term G	$5,046,516

	Telecommunications—6.4%
	Alliance Atlantis Communications, Inc.,
82	4.84%, 10/19/11, Term B	83,130
2,237	5.41%, 10/19/11, Term B	2,270,234
5,000	American Towers, L.P., 4.27%, 2/28/11, Term A	5,032,815
	Centennial Cellular Communications Corp.,
1,128	5.63%, 1/20/11	1,146,843
3,383	5.63%, 2/9/11	3,440,529
3,758	5.74%, 1/20/11	3,822,810
376	5.77%, 1/20/11	382,281
241	6.11%, 1/20/11	244,660
	Consolidated Communications, Inc.,
3,574	5.815%, 9/18/11, Term B	3,632,519
3,177	6.052%, 9/18/11, Term B	3,228,905
2,000	Hawaiian Telcom Communications, Inc., 5.73%, 10/31/12, Term B (e)	2,028,438
	Mediacom Broadband LLC,
3,200	5.35%, 2/28/14, Term B	3,251,501
700	5.49%, 2/28/14, Term B	711,266
4,080	5.51%, 2/28/14, Term B	4,140,245
	Mediacomm Communications Corp.,
533	4.60%, 3/31/10, Term A	531,667
533	4.64%, 3/31/10, Term A	531,667
193	4.74%, 3/31/10, Term A	188,017
600	4.81%, 3/31/10, Term A	598,447
	New Skies Satellites, NV,
1,218	5.6875%, 5/4/11, Term B	1,235,439
6,724	5.875%, 5/4/11, Term B (e)	6,819,007
	PanAmSat Corp.,
3,023	5.359%, 8/20/09, Term A1	3,053,612
1,580	5.359%, 8/20/09, Term A2	1,596,643
	Qwest Corp.,
6,500	6.95%, 6/30/10, Term B	6,495,261
7,400	8.53%, 6/30/07, Term A	7,648,211
	Telewest Global Finance LLC,
2,550	4.244%, 11/2/12, Term B2	2,569,125
1,950	5.892%, 11/2/12, Term C2	1,959,317
15,000	UPC Distribution Holding B.V., 6.254%, 9/30/12, Term H2	15,162,885
	Valor Telecommunications Enterprises LLC,
1,502	5.24%, 2/14/12, Term B	1,522,328
342	5.42%, 2/14/12, Term B	347,198
1,976	5.811%, 2/14/12, Term B	2,003,063

		85,678,063

	Utilities—3.5%
	AES Corp.,
3,720	5.07%, 4/30/08, Term B	3,773,650
3,720	5.69%, 8/10/11, Term B	3,773,650

10 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Utilities—(continued)
	Allegheny Energy, Inc.,
$ 3,354	5.34%, 3/8/11, Term C		$3,403,036
6,993	5.359%, 3/8/11, Term C		7,094,436
	Midwest Generation LLC,
5,095	4.50%, 4/27/11 Term B		5,153,914
95	5.47%, 4/27/11		95,927
86	5.809%, 4/27/11		87,330
467	5.809%, 4/27/11, Term B		472,224
604	5.814%, 4/27/11, Term B		611,402
2,000	5.961%, 4/27/11, Term B		2,034,000
	Reliant Resources, Inc.,
1,474	6.016%, 4/30/10		1,489,512
18,923	6.089%, 4/30/10		19,116,736

			47,105,817

	Waste Disposal—1.1%
	Allied Waste North America, Inc.,
4,039	2.00%, 1/15/12		4,079,871
1,615	5.37%, 1/15/12		1,631,796
3,635	5.50%, 1/15/12		3,671,542
1,696	5.52%, 1/15/12		1,713,127
2,019	5.65%, 1/15/12		2,039,745
1,616	5.67%, 1/15/12		1,631,796

			14,767,877

	Wholesale—0.1%
	Roundy’s, Inc.,
133	5.41%, 6/6/09, Term B1		134,831
588	5.59%, 6/6/09, Term B1		595,227

			730,058

	Total Senior Loans (cost—$827,783,227)		831,466,002

CORPORATE BONDS & NOTES (i)—15.2%

	Air-Conditioning—0.3%
4,250	Goodman Global Holding Co., Inc., 6.41%, 6/15/12, FRN (d)	B3/B-	4,250,000

	Airlines—0.5%
	JetBlue Airways Corp.,
4,000	6.89%, 5/15/10, Ser. 04-2, FRN	Ba1/BB+	4,029,620
2,114	7.66%, 3/15/08, Ser. 04-1, FRN	Ba1/BB+	2,166,753

			6,196,373

	Computer Services—0.3%
4,000	SunGard Data Systems, Inc., 8.525%, 8/15/13, FRN (b)(d)	B3/B-	4,160,000

	Financing—2.1%
5,750	Borden US Finance Corp., 8.349%, 7/15/10, FRN (d)	B3/B-	5,807,500
	Ford Motor Credit Co.,
2,000	4.389%, 3/21/07, FRN	Baa3/BB+	1,974,096
10,000	5.169%, 1/15/10, FRN	Baa3/BB+	9,347,200

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 11

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Financing—(continued)
	General Motors Acceptance Corp.,
$ 5,000	5.53%, 12/1/14, FRN	Ba1/BB	$4,359,050
4,000	6.125%, 9/15/06	Ba1/BB	4,016,452
3,098	Simsbury CLO Ltd., 3.92%, 9/24/11, FRN (d)(g)	Aaa/AAA	3,070,528

			28,574,826

	Multi-Media—2.5%
€ 4,000	Cablecom Luxembourg, 4.869%, 4/15/12, FRN (d)(g)	B2/B	4,973,429
$ 7,000	Cablevision Systems Corp., 7.89%, 4/1/09, Ser. B, FRN	B3/B+	7,262,500
	CCO Holdings LLC,
6,000	7.535%, 12/15/10, FRN	B3/CCC-	5,970,000
2,000	8.75%, 11/15/13	B3/CCC-	1,995,000
8,000	Charter Communications Holdings II LLC, 10.25%, 9/15/10	Caa1/CCC-	8,300,000
5,500	Emmis Communications Corp., 9.314%, 6/15/12, FRN	B3/B-	5,596,250

			34,097,179

	Oil & Gas—0.2%
2,500	Gaz Capital, 9.125%, 4/25/07	NR/BB-	2,676,750

	Paper/Paper Products—1.1%
	Abitibi-Consolidated, Inc.,
8,000	6.91%, 6/15/11 FRN	Ba3/BB-	8,040,000
2,000	7.875%, 8/1/09 FRN	Ba3/BB-	2,020,000
4,000	Bowater, Inc., 6.41%, 3/15/10, FRN	Ba3/BB	4,060,000

			14,120,000

	Semi-Conductors—0.4%
5,500	MagnaChip Semiconductor Finance Co.,
	6.66%, 12/15/11, FRN (d)	Ba3/B+	5,555,000

	Special Purpose Entity—1.1%
9,900	Dow Jones CDX US High Yield, 8.25%, 6/29/10, Ser. 4-T1 (d)(h)	B3/NR	10,067,062
4,500	Universal City Florida Holding Co., 8.443%, 5/1/10, FRN	B3/B-	4,736,250

			14,803,312

	Telecommunications—6.3%
3,515	Calpoint Receivable Structured Trust, 7.44%, 12/10/06 (d)	Caa2/NR	3,532,776
5,000	Dobson Cellular Systems, Inc., 8.443%, 11/1/11, FRN	B2/B-	5,225,000
8,499	Echostar DBS Corp., 6.754%, 10/1/08, FRN	Ba3/BB-	8,722,099
5,000	Hawaiian Telcom Communications, Inc.,
	8.914%, 5/1/13, FRN (d)	B3/B-	5,150,000
5,425	Intelsat Bermuda Ltd., 8.695%, 1/15/12, FRN (d)	B2/B+	5,547,063
2,000	New Skies Satellites NV, 8.539%, 11/1/11, FRN	B3/B-	2,085,000
5,000	Qwest Capital Funding, Inc., 7.90%, 8/15/10	Caa2/B	5,037,500
25,650	Qwest Communications International, Inc.,
	7.29%, 2/15/09, FRN	B3/B	25,650,000
6,000	Qwest Corp., 6.671%, 6/15/13, FRN (d)	Ba3/BB-	6,315,000
7,750	Rogers Wireless Communications, Inc.,
	6.535%, 12/15/10, FRN	Ba3/BB	8,118,125
3,500	Rural Cellular Corp., 7.91%, 3/15/10, FRN	B2/B-	3,640,000
5,820	Time Warner Telecom Holdings, Inc., 7.79%, 2/15/11, FRN	B1/B	5,994,600

			85,017,163

12 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

	Utilities—0.4%
$ 5,000	NorthWestern Corp., 7.30%, 12/1/06 (d)	Ba1/BB+	$5,156,895

	Total Corporate Bonds & Notes (cost—$204,002,038)		204,607,498

SOVEREIGN DEBT OBLIGATIONS—3.3%

	Brazil—3.3%
	Federal Republic of Brazil,
16,471	4.313%, 4/15/12, FRN (i)	B1/BB-	15,853,145
15,832	8.00%, 4/15/14 (i)	B1/BB-	15,991,469
10,000	11.00%, 8/17/40 (i)	B1/BB-	11,942,500

	Total Sovereign Debt Obligations (cost—$42,923,669)		43,787,114

MORTGAGE-BACKED SECURITIES (i)—3.0%

	Countrywide Home Loan Mortgage Pass Through Trust,
4,306	3.931%, 4/25/35, FRN	Aaa/AAA	4,306,455
5,951	3.971%, 2/25/35, FRN	Aaa/AAA	5,958,362
6,221	3.981%, 2/25/35, FRN	Aaa/AAA	6,219,865
4,013	Master Adjustable Rate Mortgage Trust,
	3.787%, 11/21/34, FRN	Aaa/AAA	3,999,158
	Washington Mutual, Inc.,
11,096	3.951%, 1/25/45, FRN	Aaa/AAA	11,106,945
9,444	3.961%, 1/25/45, FRN	Aaa/AAA	9,443,110

	Total Mortgage-Backed Securities (cost—$41,034,985)		41,033,895

ASSET-BACKED SECURITIES (i)—2.7%

1,388	Accredited Mortgage Loan Trust, 3.791%, 1/25/35, FRN	Aaa/AAA	1,389,353
609	Amortizing Residential Collateral Trust,
	4.121%, 12/25/32, FRN	Aaa/AAA	610,232
1,383	Asset Backed Securities Corp. Home Equity Loan Trust,
	3.801%, 9/25/34, FRN	Aaa/AAA	1,384,312
	Bear Stearns Asset Backed Securities, Inc.,
4,701	3.811%, 12/25/42, FRN	Aaa/AAA	4,701,940
7,965	4.091%, 12/25/33, FRN	Aaa/AAA	7,993,077
1,791	Chase Funding Loan Acquisition Trust, 3.971%, 1/25/33, FRN	Aaa/AAA	1,794,928
3,144	CIT Group Home Equity Loan Trust, 3.911%, 6/25/33, FRN	Aaa/AAA	3,149,995
5,341	Countrywide Asset-Backed Certificates,
	3.791%, 10/25/23, FRN	Aaa/AAA	5,344,370
102	Credit-Based Asset Servicing and Securitization,
	3.981%, 2/25/33, FRN	Aaa/AAA	102,454
2,338	Fremont Home Loan Trust, 3.801%, 3/25/35, FRN	Aaa/AAA	2,339,600
112	GSAMP Trust, 3.791%, 8/25/34, FRN	Aaa/NR	112,019
1,148	Indymac Home Equity Asset-Backed Trust,
	3.801%, 7/25/34, FRN	Aaa/AAA	1,148,632
2,054	Long Beach Mortgage Loan Trust, 3.961%, 7/25/33, FRN	Aaa/AAA	2,057,402
2,706	Salomon Brothers Mortgage Securities VII,
	3.941%, 3/25/32, FRN	NR/AAA	2,714,131

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 13

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

ASSET-BACKED SECURITIES (i)—(continued)

$ 948	Wells Fargo Home Equity Trust, 3.801%, 6/25/19, FRN	Aaa/AAA	$948,576

	Total Asset-Backed Securities (cost—$35,742,934)		35,791,021

PREFERRED STOCK (i)—0.1%

Shares

	Finance—0.1%
17,600	Fannie Mae, 7.00%, Ser. O, FRN (cost—$880,000)	Aa3/AA-	986,700

SHORT-TERM INVESTMENTS—13.7%

Principal
Amount
(000)

	Commercial Paper (i)—5.6%
	Banking—2.8%
$ 6,100	Rabobank USA Financial Corp., 3.54%, 9/1/05	P-1/A-1+	6,100,000
	Skandinaviska Enskilda Banken,
21,400	3.61%, 11/2/05	NR/NR	21,261,970
10,500	3.71%, 11/17/05	NR/NR	10,415,370

			37,777,340

	Financial Services—2.8%
	UBS Finance, Inc.,
1,000	3.255%, 9/26/05	P-1/A-1+	997,740
1,000	3.285%, 10/3/05	P-1/A-1+	997,080
1,500	3.56%, 9/1/05	P-1/A-1+	1,500,000
35,000	3.76%, 12/1/05	P-1/A-1+	34,664,350

			38,159,170

	Total Commercial Paper (cost—$75,945,795)		75,936,510

SOVEREIGN DEBT OBLIGATIONS (e)(i)—4.2%

	Germany—4.2%
€ 45,600	Federal Republic of Germany,
	2.75%, 12/16/05 (cost—$55,631,627)	Aaa/NR	56,173,321

U.S. GOVERNMENT AGENCY SECURITIES (i)—1.0%

$ 13,300	Freddie Mac, 3.579%, 12/12/05 (cost—$13,160,571)	NR/NR	13,156,493

U.S. TREASURY BILLS (i)—1.5%

20,340	2.90%-3.30%,9/1/05-9/15/05 (cost—$20,317,145)		20,317,145

CORPORATE NOTES (i)—0.3%

	Financing—0.2%
3,000	General Motors Acceptance Corp., 4.677%, 5/18/06, FRN	Ba1/BB	2,993,379

	Paper/Paper Products—0.1%
775	Smurfit Capital Funding plc, 6.75%, 11/20/05	B1/BB-	778,875

	Total Corporate Notes (cost—$3,775,374)		3,772,254

14 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Principal
Amount		Credit Rating
(000)		(Moody’s/S&P)*	Value

REPURCHASE AGREEMENTS—1.1%

$ 9,649	State Street Bank & Trust Co.,
	dated 8/31/2005, 3.15%, due 9/1/2005,
	proceeds $9,649,844; collateralized by
	U.S. Treasury Note, 3.875%, 7/31/07,
	valued at $9,846,330 with accrued interest		$9,649,000
5,000	Credit Suisse First Boston,
	dated 8/31/2005, 3.40%, due 9/1/2005,
	proceeds $5,000,472; collateralized by
	U.S. Treasury Note, 4.25%, 11/15/13,
	valued at $5,125,416 with accrued interest		5,000,000

	Total Repurchase Agreements (cost—$14,649,000)		14,649,000

	Total Short-Term Investments (cost—$183,479,512)		184,004,723

OPTIONS PURCHASED (j)—0.0%

Contracts

	Call Options—0.0%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
515	strike price $118, expires 11/22/05		8,047

	Put Options—0.0%
	Eurodollar Futures, Chicago Mercantile Exchange,
405	strike price $93.75, expires 9/19/05		2,531
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
2,585	strike price $102, expires 11/22/05		40,391

			42,922

	Total Options Purchased (cost—$62,563)		50,969

	Total Investments before options written
	(cost—$1,335,908,928)—100.0%		1,341,727,922

OPTIONS WRITTEN (j)—(0.0)%

	Call Options—(0.0)%
	Swap Option 3 Month LIBOR,
4,600,000	strike price $3.85, expires 9/23/05		(143)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
640	strike price $113, expires 9/23/05		(150,000)
515	strike price $114, expires 11/22/05		(201,172)
820	strike price $115, expires 11/22/05		(166,562)

			(517,877)

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 15

PIMCO Floating Rate Strategy Fund Schedule of Investments
August 31, 2005

Contracts		Value

	Put Options—(0.0)%
	Swap Option 3 Month LIBOR,
4,600,000	strike price $4.50, expires 9/23/05	$(575)
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
1,060	strike price $107, expires 11/22/05	(66,250)
640	strike price $108, expires 9/23/05	(10,000)
885	strike price $108, expires 11/22/05	(96,797)

		(173,622)

	Total Options Written (premiums received—$1,412,922)	(691,499)

	Total Investments net of options written
	(cost-$1,334,496,006)—100.0%	$1,341,036,423

*	Unaudited
(a)	Private Placement. Restricted as to resale and may not have a readily available market.
(b)	Illiquid security.
(c)
These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the LIBOR or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty.

(d)
144A Security — Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	When-issued or delayed-delivery security. To be settled/delivered after August 31, 2005.
(f)	Unsettled security, coupon rate undetermined at August 31, 2005.
(g)	Fair-valued security.
(h)	Credit-linked trust certificate.
(i)	All or partial amount segregated as collateral for futures contracts, when-issued or delayed-delivery securities.
(j)	Non-income producing.

Glossary:
€ — Euros
FRN — Floating Rate Note. The interest rate disclosed reflects the rate in effect on August 31, 2005.
LIBOR — London Inter-Bank Offered Rate
NR — Not Rated
UNIT — More than one class of securities traded together.

16 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

PIMCO Floating Rate Strategy Fund Statement of Assets and Liabilities
August 31, 2005

Assets:
Investments, at value (cost—$1,335,908,928)	$1,341,727,922

Foreign currency (cost—$4,513)	4,516

Unrealized appreciation on swaps	39,156,240

Receivable for investments sold	12,992,006

Interest receivable	9,814,868

Premium for swaps purchased	297,255

Unrealized appreciation on unfunded loan commitments	135,662

Unrealized appreciation on forward foreign currency contracts	94,807

Prepaid expenses	54,805

Total Assets	1,404,278,081

Liabilities:
Payable for investments purchased	72,581,864

Premium for swaps sold	25,214,615

Unrealized depreciation on swaps	28,110,019

Dividends payable to common and preferred shareholders	4,669,917

Payable to custodian	2,377,600

Investment management fees payable	809,148

Options written, at value (premiums received—$1,412,922)	691,499

Unrealized depreciation of forward foreign currency contracts	269,916

Deferred facility fees	235,701

Accrued expenses	223,841

Total Liabilities	135,184,120

Preferred shares ($0.00001 par value and $25,000 net asset and liquidation value per
share applicable to an aggregate of 19,200 shares issued and outstanding)	480,000,000

Net Assets Applicable to Common Shareholders	$789,093,961

Composition of Net Assets Applicable to Common Shareholders:
Common Stock:
Par value ($0.00001 per share, applicable to 41,582,884 shares issued and outstanding)	$416

Paid-in-capital in excess of par	787,483,157

Distributions in excess of net investment income	(4,497,636)

Accumulated net realized loss on investments	(11,251,308)

Net unrealized appreciation of investments, options written, swaps,
foreign currency transactions and unfunded loan commitments	17,359,332

Net Assets Applicable to Common Shareholders	$789,093,961

Net Asset Value Per Common Share	$18.98

See accompanying Notes to Financial Statements | 8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 17

PIMCO Floating Rate Strategy Fund Statement of Operations
For the period October 29, 2004* through August 31, 2005

Investment Income:
Interest	$44,936,441

Facility and other fee income	63,542

Dividends	38,536

Total Investment Income	45,038,519

Expenses:
Investment management fees	7,337,506

Auction agent fees and commissions	823,888

Custodian and accounting agent fees	290,036

Audit and tax services	126,034

Reports and notices to shareholders	73,261

New York Stock Exchange listing fees	34,801

Trustees’ fees and expenses	30,183

Organizational expenses	25,000

Transfer agent fees	20,512

Legal fees	20,112

Investor relations	8,804

Insurance expense	2,992

Miscellaneous	4,085

Total expenses	8,797,214

Less: custody credits earned on cash balances	(106,382)

Net expenses	8,690,832

Net Investment Income	36,347,687

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:

Investments	3,001,896

Futures contracts	171,838

Options written	106,997

Swaps	(8,330,935)

Foreign currency transactions	560,222

Net unrealized appreciation (depreciation) of:

Investments	5,818,994

Options written	721,423

Swaps	11,046,221

Foreign currency transactions	(362,968)

Unfunded loan commitments	135,662

Net realized and unrealized gain on investments, futures contracts, options written, swaps,
foreign currency transactions and unfunded loan commitments	12,869,350

Net Increase in Net Assets Resulting from Investment Operations	49,217,037

Dividends on Preferred Shares from Net Investment Income	(9,877,326)

Net Increase in Net Assets Applicable to Common Shareholders
Resulting from Investment Operations	$39,339,711

* Commencement of operations

18 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

PIMCO Floating Rate Strategy Fund	Statement of Changes in Net Assets
Applicable to Common Shareholders

For the Period
October 29, 2004*
through
August 31, 2005

Investment Operations:
Net investment income	$36,347,687

Net realized loss on investments, futures contracts, options written,
swaps and foreign currency transactions	(4,489,982)

Net unrealized appreciation of investments, futures contracts, options
written, swaps, foreign currency transactions and unfunded loan commitments	17,359,332

Net increase in net assets resulting from investment operations	49,217,037

Dividends on Preferred Shares from Net Investment Income	(9,877,326)

Net increase in net assets applicable to common shareholders
resulting from investment operations	39,339,711

Dividends to Common Shareholders from Net Investment Income	(37,754,323)

Capital Share Transactions:
Net proceeds from the sale of common stock	788,830,000

Preferred shares underwriting discount charged to paid-in capital in excess of par	(4,800,000)

Common stock and preferred shares offering costs charged to paid-in capital in excess of par	(1,912,898)

Reinvestment of dividends	5,291,463

Net increase from capital transactions	787,408,565

Total increase in net assets applicable to common shareholders	788,993,953

Net Assets Applicable to Common Shareholders:
Beginning of period	100,008

End of period (including distributions in excess of net investment income of $4,497,636)	$789,093,961

Common Shares Issued and Reinvested:
Issued	41,300,000

Issued in reinvestment of dividends	277,648

Net Increase	41,577,648

* Commencement of operations

See accompanying Notes to Financial Statements | 8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 19

PIMCO Floating Rate Strategy Fund Statement of Cash Flows
For the period October 29, 2004* through August 31, 2005

Cash Flows used for Operating Activities
Purchases of long-term investments	$(1,573,151,878)

Proceeds from sales of long-term investments	473,591,817

Interest, dividends and facility and other fee income received	33,949,727

Net cash provided by options written	6,838,956

Net cash provided by swap transactions	16,586,425

Operating expenses paid	(7,712,648)

Net cash provided by futures transactions	171,838

Net realized gain on foreign currency transactions	560,222

Net increase in short-term investments	(177,754,384)

Net cash used for operating activities	(1,226,919,925)

Cash Flows from Financing Activities:
Proceeds from common shares sold	788,830,000

Issuance of preferred shares	480,000,000

Common and preferred shares offering costs and underwriting discount paid	(6,712,898)

Cash dividends paid (excluding reinvestment of dividends of $5,291,463)	(37,670,269)

Net cash provided by financing activities	1,224,446,833

Net decrease in cash	(2,473,092)

Cash at beginning of period	100,008

Payable to custodian at end of period	$(2,373,084)

Reconciliation of Net Increase in Net Assets From Investment Operations
to Net Cash Used for Operating Activities:
Net increase in net assets resulting from investment operations	$49,217,037

Increase in receivable for investments sold	(12,992,006)

Increase in interest receivable	(9,814,868)

Increase in premium for swaps purchased	(297,255)

Increase in premium for swaps sold	25,214,615

Increase in premium for options written	1,412,922

Increase in prepaid expenses	(54,805)

Increase in Investment Management fees payable	809,148

Increase in net unrealized appreciation on swaps	(11,046,221)

Increase in net unrealized depreciation on forward foreign currency transactions	175,109

Increase in net unrealized appreciation on unfunded loan commitments	(135,662)

Increase in unrealized appreciation on options written	(721,423)

Increase in accrued expenses	223,841

Increase in deferred facility fees	235,701

Increase in payable for investments purchased	72,581,864

Net increase in investments	(1,341,727,922)

Net cash used for operating activities	$(1,226,919,925)

* Commencement of operations

20 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

1. Organization and Significant Accounting Policies
PIMCO Floating Rate Strategy Fund (the “Fund”) was organized as a Massachusetts business trust on June 30, 2004. Prior to commencing operations on October 29, 2004, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance of 5,236 shares of beneficial interest at an aggregate purchase price of $100,008 to Allianz Global Investors of America L.P (“Allianz Global”). Allianz Global Investors Fund Management LLC (the “Investment Manager”), formerly PA Fund Management LLC, serves as the Fund’s Investment Manager and is an indirect, wholly-owned subsidiary of Allianz Global. Allianz Global is an indirect, majority-owned subsidiary of Allianz AG, a publicly traded insurance and financial services company. The Fund invests substantially all of its assets in a diversified portfolio of floating rate debt instruments, a substantial portion of which will be senior floating rate loans. There is an unlimited number of $0.00001 per share par value common stock authorized.

The Fund issued 37,000,000 shares of common stock in its initial public offering. An additional 4,300,000 shares were issued in connection with the underwriter’s over-allotment option. These shares were all issued at $20.00 per share before an underwriting discount of $0.90 per share. Common offering costs of $1,339,026 (representing $0.032 per share) were offset against the proceeds of the offering and over-allotment option and have been charged to paid-in capital in excess of par. The Investment Manager agreed to pay all common share offering costs (other than the sales load) and organizational expenses of approximately $25,000 exceeding $0.04 per common share. In addition, the underwriters’ commission and offering costs associated with the issuance of Preferred Shares in the amounts of $4,800,000 and $573,872, respectively, have been charged to paid-in capital in excess of par.

The Fund’s investment objective is to seek high current income, consistent with the preservation of capital by investing primarily in floating rate debt instruments, a substantial portion of which will be senior floating rate loans. The ability of the issuers of the Fund’s investments to meet their obligations may be affected by economic developments in a specific industry.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been asserted. However, the Fund expects the risk of any loss to be remote.

The following is a summary of significant accounting policies followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued on the last business day of each week by an independent pricing service, dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the last quoted bid price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The Fund’s investments in senior floating rate loans (“Senior Loans”) for which a secondary market exists will be valued at the mean of the last available bid and asked prices in the market for such Senior Loans, as provided by an independent pricing service. Other Senior Loans are valued at fair-value by Pacific Investment Management Company LLC (the “Sub-Adviser”). Such procedures by the Sub-Adviser include consideration and evaluation of: (1) the creditworthiness of the borrower and any intermediate participants; (2) the term of the Senior Loan; (3) recent prices in the market for similar loans, if any; (4) recent prices in the market for loans of similar quality, coupon rate, and period until next interest rate reset and maturity; and (5) general economic and market conditions affecting the fair value of the Senior Loan. Exchange traded options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term investments maturing in 60 days or less are valued at amortized

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 21

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

1. Organization and Significant Accounting Policies (continued)

(a) Valuation of Investments (continued)

cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. The Fund’s net asset value is determined weekly on the last business day of the week at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange.

(b) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Securities purchased and sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses on investments are determined on the identified cost basis. Interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Facility fees and other fees (such as origination fees) received by the Fund are amortized as income over the expected term of the loan. Commitment fees received by the Fund relating to unfunded purchase commitments are deferred and amortized to facility fee income over the period of the commitment.

(c) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year the Fund intends not to be subject to U.S. federal excise tax.

(d) Dividends and Distributions – Common Stock
The Fund declares dividends from net investment income monthly to common shareholders. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. For the period October 29, 2004 (commencement of operations) through August, 31, 2005, permanent differences of $6,761,326 are primarily attributable to the differing treatment of foreign currency transactions, swap payments, paydowns and consent fees. There was also a reclass of a permanent difference of $25,000 to paid-in capital due to non-deductible organizational costs. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as dividends and/or distributions of paid-in capital in excess of par.

Net investment income and net realized gains differ for financial, statement and tax purposes primarily due to the treatment of amounts received under swap agreements. For the period October 29, 2004 (commencement of operations) through August 31, 2005, the Fund received $6,743,249 from swap agreements which are treated as net realized gain (loss) for financial statement purposes and as net income (loss) for federal income tax purposes.

(e) Foreign Currency Translation
The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain or loss is included in the Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities.

Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain or loss upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

22 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

1. Organization and Significant Accounting Policies (continued)

(f) Senior Loans
The Fund purchases assignments of Senior Loans originated, negotiated and structured by a U.S. or foreign commercial bank, insurance company, finance company or other financial institution (the “Agent”) for a lending syndicate of financial institutions (the “Lender”). When purchasing an assignment, the Fund succeeds all the rights and obligations under the loan agreement with the same rights and obligations as the assigning Lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning Lender.

(g) Option Transactions
The Fund may purchase and write (sell) put and call options for hedging purposes, risk management purposes or as a part of its investment strategy. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from the securities sold through the exercise of put options is decreased by the premiums paid.

When an option is written, the premium received is recorded as an asset with an equal liability and is subsequently marked to market to reflect the current market value of the option written. These liabilities are reflected as options written in the Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transactions, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of an written option could result in the Fund purchasing a security at a price different from the current market.

(h) Interest Rate/Credit Default Swaps
The Fund enters into interest rate and credit default swap contracts (“swaps”) for investment purposes, to manage its interest rate and credit risk or to add leverage.

As a seller in the credit default swap contract, the Fund would be required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund would keep the stream of payments and would have no payment obligations. Such periodic payments are accrued daily and recorded as realized gain (loss).

The Fund may also purchase credit default swap contracts in order to hedge against the risk of default of debt securities held, in which case the Fund would function as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by a third party, such as a U.S. or foreign corporate issuer on the referenced obligation. In return, the Fund would make periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and recorded as realized gain (loss).

Interest rate swap agreements involve the exchange by the Fund with a counterparty of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Net periodic payments received by the Fund are included as part of realized gain/(loss) and or change in unrealized appreciation/(depreciation) on the Statement of Operations.

Swaps are marked to market daily by the Sub-Adviser based upon quotations from market makers and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Fund’s Statement of Operations. For a credit default swap sold by the Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 23

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

1. Organization and Significant Accounting Policies (continued)

(h) Interest Rate/Credit Default Swaps (continued)

is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in net interest rates.

(i) Futures Contracts
A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker an amount of cash or securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contracts, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized appreciation or depreciation. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contracts at the time they were opened and the value at the time they were closed. Any unrealized appreciation or depreciation recorded is simultaneously reversed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts.

(j) Forward Foreign Currency Contracts
A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into forward foreign currency contracts for the purpose of hedging against foreign currency risk arising from the investment or anticipated investment in securities denominated in foreign currencies. The Fund may also enter these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The market value of a forward foreign currency contract fluctuates with changes in forward currency exchange rates. All commitments are marked to market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

(k) Credit-Linked Trust Certificates
Credit-linked trust certificates are investments in a limited purpose trust or other vehicle formed under state law which, in turn, invests in a basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to the high yield or another fixed income market.

Similar to an investment in a bond, investments in these credit-linked trust certificates represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the certificate. However, these payments are conditioned on the trust’s receipt of payments from, and the trust’s potential obligations to, the counterparties to the derivative instruments and other securities in which the trust invests.

(l) Repurchase Agreements
The Fund enters into transactions with its custodian bank or securities brokerage firms whereby it purchases securities under agreements to resell at an agreed upon price and date (“repurchase agreements”). Such agreements are carried at the contract amount in the financial statements. Collateral pledged (the securities received), which consists primarily of U.S. government obligations and asset-backed securities, are held by the custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements and the procedures adopted by the Fund require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

24 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

1. Organization and Significant Accounting Policies (continued)

(m) When-Issued/Delayed-Delivery Transactions
The Fund may purchase or sell securities on a when-issued or delayed-delivery basis. The transactions involve a commitment to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will set aside and maintain until the settlement date in a designated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a realized gain or loss. When a security on a delayed-delivery basis is sold, the Fund does not participate in future gains and losses with respect to the security.

(n) Custody Credits on Cash Balances
The Fund benefits from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian and accounting agent expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Fund.

2. Investment Manager/Sub-Adviser
The Fund has entered into an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at an annual rate of 0.75% of the Fund’s average weekly total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to any Preferred Shares or other forms of leverage that may be outstanding minus accrued liabilities (other than liabilities representing leverage)).

The Investment Manager has retained the Sub-Adviser, to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all the Fund’s investment decisions. The Investment Manager and not the Fund pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services, at the maximum annual rate of 0.39% of the Fund’s average weekly total managed assets for the period from commencement of operations through October 31, 2008. Commencing November 1, 2008, the Investment Manager will pay the Sub-Adviser a monthly fee at the annual rate of 0.55% of the Fund’s average weekly total managed assets. The Investment Manager informed the Fund that it paid the Sub-Adviser $3,815,502 in connection with its sub-advisory services for the period October 29, 2004 (commencement of operations) through August 31, 2005.

3. Investment in Securities
For the period October 29, 2004 (commencement of operations) through August 31, 2005, purchases and sales of investments, other than short-term securities and U.S. government obligations, were $1,639,949,653 and $486,533,388 respectively.

(a) Transactions in options written for the period October 29, 2004 (commencement of operations) through August 31, 2005:

	Contracts	Premiums

Options outstanding, October 29, 2004	—	$—
Options written	163,617,852	6,838,956
Options terminated in closing purchase transactions	(24,910,652)	(4,754,075)
Options expired	(129,502,640)	(671,959)

Options outstanding, August 31, 2005	9,204,560	$1,412,922

The Fund received $1,750,000 par value in U.S. Treasury Bills as collateral for swap contracts.

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 25

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

3. Investment in Securities (continued)

(b) Credit default swaps contracts outstanding at August 31, 2005:

	Notional
Swap	Amount	Fixed
Counterparty/	Payable on	Payments	Unrealized
Referenced Debt	Default	Termination	Received (Paid)	Appreciation
Issuer	(000)	Date	by Fund	(Depreciation)

Bank of America
Bombardier, Inc.	$ 3,000	12/20/05	2.00%	$ 21,416
Bombardier, Inc.	3,500	6/20/10	3.80%	50,101
CMS Energy Corp.	5,000	12/20/09	2.15%	163,306
Royal Caribbean Cruises, Ltd.	5,000	12/20/09	1.12%	13,441
Williams Cos., Inc.	5,000	12/20/09	1.65%	120,946

Bear Stearns
Allied Waste North America, Inc.	1,500	12/20/07	1.85%	1,991
ArvinMeritor, Inc.	1,500	12/20/07	1.14%	(14,061)
Dura Operating Corp.	4,500	12/20/09	4.15%	(177,136)
Dynergy Inc.	1,500	12/20/09	2.35%	(14,975)
MGM Mirage	5,000	12/20/09	1.54%	(26,992)
Stone Container Corp.	1,500	12/20/09	1.76%	(116,516)
Stone Container Corp.	5,000	12/20/09	1.87%	(116,441)

Citigroup
Host Marriott L.P.	5,000	12/20/09	1.70%	35,991
Reliant Energy, Inc.	5,000	12/20/09	3.20%	161,762

Credit Suisse First Boston
Delphi Corp.	3,000	3/20/10	3.80%	(544,932)
Equistar Chemicals L.P.	5,000	12/20/09	2.25%	(45,308)
Goodyear Tire & Rubber Co.	2,000	3/20/15	(3.85%)	45,876
Intelsat Bermuda Ltd.	7,000	3/20/10	3.21%	(475,561)
Samis	7,000	12/20/09	2.15%	55,851
Samis	2,800	9/20/08	2.45%	45,385
Vintage Petroleum, Inc.	5,000	12/20/09	1.95%	54,369

Goldman Sachs
Dow Jones CDX	19,800	6/20/10	3.60%	545,511

HSBC Bank
Ford Motor Credit Co.	2,000	6/20/06	3.25%	39,580
General Motors Acceptance Corp.	4,000	6/20/06	4.25%	118,924

J. P. Morgan Chase
Dow Jones CDX	5,800	6/20/10	3.60%	147,859
Goodyear Tire & Rubber Co.	2,000	3/20/07	(1.55)%	5,306
Goodyear Tire & Rubber Co.	4,000	3/20/10	3.40%	(16,203)
NRG Energy, Inc.	5,000	12/20/09	2.20%	22,320

Lehman Securities
Boyd Gaming Corp.	5,000	12/20/09	1.65%	150,431
Ford Motor Credit Co.	3,000	6/20/06	2.90%	48,932
General Motors Acceptance Corp.	3,000	3/20/06	2.10%	20,625
General Motors Corp.	8,000	12/20/05	0.92%	(8,314)
Hayes Lemmerz International, Inc.	5,000	12/20/09	2.50%	(81,799)
HCA, Inc.	5,000	12/20/09	1.55%	79,663

26 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

3. Investment in Securities (continued)

	Notional
Swap	Amount	Fixed
Counterparty/	Payable on	Payments	Unrealized
Referenced Debt	Default	Termination	Received (Paid)	Appreciation
Issuer	(000)	Date	by Fund	(Depreciation)

Lehman Securities (continued)
PanAmSat Corp.	$ 3,000	12/20/09	3.00%	$(33,874)
Six Flags, Inc.	4,000	3/20/10	2.70%	87,119
Starwood Hotels and Resorts
Worldwide, Inc.	5,000	12/20/09	1.15%	41,627
Station Casinos, Inc.	5,000	12/20/09	1.45%	32,691
Stone Container Corp.	3,000	12/20/09	1.85%	(236,333)
TRW, Inc.	5,000	12/20/09	2.05%	(2,907)

Merrill Lynch
AES Corp.	3,000	12/20/09	2.60%	96,129
ArvinMeritor, Inc.	4,500	12/20/09	2.25%	(68,647)
Bombardier, Inc.	5,000	3/20/06	3.25%	88,200
Chesapeake Energy Corp.	5,000	12/20/09	1.30%	49,560
CMS Energy Corp.	1,500	12/20/09	1.85%	30,831
Delhaize America, Inc.	5,000	12/20/09	1.07%	19,003
Toys “R” Us, Inc.	3,500	12/20/06	(1.45%)	10,986
Toys “R” Us, Inc.	7,000	12/20/09	2.91%	(349,291)
Toys “R” Us, Inc.	5,000	12/20/09	3.20%	(195,205)
Toys “R” Us, Inc.	3,500	12/20/14	(3.34%)	413,258
Vintage Petroleum, Inc.	3,000	12/20/09	1.50%	30,984

Morgan Stanley
Dow Jones CDX	18,200	12/20/09	2.60%	634,486
Dow Jones CDX	4,900	6/20/10	3.60%	131,041

UBS Securities
Dow Jones CDX	10,000	6/20/10	3.60%	254,930
General Motors Acceptance Corp.	6,000	9/20/06	5.05%	264,273

Wachovia Securities
Dow Jones CDX	6,250	6/20/10	3.60%	159,331
Ford Motor Credit Co.	5,000	12/20/09	2.14%	(536,187)
General Motors Corp.	5,000	12/20/09	2.26%	(635,836)

				$597,517

(c) Interest rate swap agreements outstanding at August 31, 2005:

			Rate Type

	Notional		Payments	Payments	Unrealized
	Amount	Termination	made	received	Appreciation
Swap Counterparty	(000)	Date	by Fund	by Fund	(Depreciation)

Bank of America	$255,000	1/07/25	3 month LIBOR	5.13%	$17,227,973
Bank of America	255,000	6/15/25	5.25%	3 month LIBOR	(6,633,137)
Goldman Sachs	630,000	6/15/25	5.00%	3 month LIBOR	(17,780,364)
Goldman Sachs	630,000	7/22/25	3 month LIBOR	4.83%	17,634,232

					$10,448,704

LIBOR – London Interbank Offered Rate

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 27

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

3. Investment in Securities (continued)

(d) Forward foreign currency contracts outstanding at August 31, 2005:

			Unrealized
	U.S. $ Value	U.S. $ Value	Appreciation
	Origination Date	August 31, 2005	(Depreciation)

Purchased:
1,693,307,000 Japanese Yen settling 9/13/05	$15,162,472	$15,257,279	$94,807
Sold:
€ 40,875,000 settling 9/30/05	50,067,665	50,337,581	(269,916)

			$(175,109)

(e) At August 31, 2005, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Unfunded
Borrower	Commitments

Host Marriott L.P. Revolver A	$3,245,833
Host Marriott L.P. Revolver B	1,622,917
MotorCity Casino Term D	2,015,000
Visteon Corp.	214,100
Warner Chilcott Co., Inc.	1,201,754
Warner Chilcott Co., Inc.	223,383
Warner Chilcott Co., Inc.	240,351
Warner Chilcott Co., Inc.	44,676

$8,808,014

4. Income Tax Information
The tax character of dividends paid for the period October 29, 2004 (commencement of operations) through August 31, 2005 of $47,631,649 was comprised entirely of ordinary income.

For federal income tax purposes, the Fund elected to treat net realized capital losses of $10,506,270 and net foreign currency losses of $557,652 incurred in the period November 1, 2004 through August 31, 2005, as having been incurred in the next fiscal year.

The cost basis of portfolio securities for federal income tax purposes is $1,335,954,114. Aggregated gross unrealized appreciation for securities in which there is an excess value over tax cost is $8,900,198; aggregate gross unrealized depreciation for securities in which there is an excess of tax cost over value is $3,126,390; net unrealized appreciation for federal income tax purposes is $5,773,808. The difference between book and tax appreciation/depreciation is primarily attributable to wash sales and certain fees received from loans.

5. Auction Preferred Shares
The Fund has issued 3,840 shares of Preferred Shares Series M, 3,840 shares of Preferred Shares Series T, 3,840 shares of Preferred Shares Series W, 3,840 shares of Preferred Shares Series Th, and 3,840 shares of Preferred Shares Series F, each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends and distributions of net realized long-term capital gains, if any, are accumulated daily at an annual rate (typically re-set every seven days) through auction procedures.

28 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

5. Auction Preferred Shares (continued)

For the period October 29, 2004 (commencement of operations) through August 31, 2005, the annualized dividend rate ranged from:

	High	Low	At August 31, 2005

Series M	3.51%	2.22%	3.51%
Series T	3.47%	2.24%	3.47%
Series W	3.43%	2.19%	3.43%
Series TH	3.50%	2.19%	3.45%
Series F	3.45%	2.22%	3.42%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote together with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the preferred shares.

6. Subsequent Common Dividend Declarations
On September 2, 2005, a dividend of $0.11719 per share was declared to common shareholders payable October 7, 2005 to shareholders of record on September 16, 2005.

On October 7, 2005, a dividend of $0.11719 per share was declared to common shareholders payable November 4, 2005 to shareholders of record on October 21, 2005.

7. Legal Proceedings
On September 13, 2004, the Securities and Exchange Commission (the “Commission”) announced that the Investment Manager and certain of its affiliates (together with the Investment Manager, the “Affiliates”) had agreed to a settlement of charges that they and certain of their officers had, among other things, violated various antifraud provisions of the federal securities laws in connection with an alleged market-timing arrangement involving trading of shares of certain open-end investment companies (‘‘open-end funds’’) advised or distributed by these certain Affiliates. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay civil money penalties in the aggregate amount of $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the Affiliates have been dismissed from the related complaint the Commission filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

In a related action on June 1, 2004, the Attorney General of the State of New Jersey (‘‘NJAG’’) announced that it had entered into a settlement agreement with Allianz Global and the Affiliates, in connection with a complaint filed by the NJAG on February 17, 2004. The NJAG dismissed claims against the Sub-Adviser, which had been part of the same complaint. In the settlement, Allianz Global and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the Commission order regarding market-timing described above and does not allege any inappropriate activity took place with respect to the Fund.

On September 15, 2004, the Commission announced that the Affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by the Affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called ‘‘shelf space’’ arrangements with certain broker-dealers. In their settlement with the Commission, the Affiliates consented to the entry of an order by the Commission without admitting or denying the findings contained in the order. In connection with the settlement, the Affiliates agreed to undertake certain

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 29

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

7. Legal Proceedings (continued)

compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, the Affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of the Investment Manager in resolution of an investigation into matters that are similar to those discussed in the Commission order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the California Attorney General’s fees and costs associated with the investigation and related matters. Neither the Commission order nor the California Attorney General’s complaint alleges any inappropriate activity took place with respect to the Fund.

On April 11, 2005, the Attorney General of the State of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia (the “West Virginia Complaint”) against the Investment Manager and certain of its Affiliates based on the same circumstances as those cited in the 2004 settlements with the Commission and NJAG involving alleged “market timing” activities described above. The West Virginia Complaint alleges, among other things, that the Investment Manager and certain of its Affiliates improperly allowed broker-dealers, hedge funds and investment advisers to engage in frequent trading of various open-end funds advised or distributed by the Affiliates in violation of the funds’ stated restrictions on “market timing.” As of the date of this report, the West Virginia Complaint has not been formally served upon the Investment Manager or the Affiliates. The West Virginia Complaint also names numerous other defendants unaffiliated with the Affiliates in separate claims alleging improper market timing and/or late trading of open-end investment companies advised or distributed by such other defendants. The West Virginia Complaint seeks injunctive relief, civil monetary penalties, investigative costs and attorney’s fees. The West Virginia Complaint does not allege that any inappropriate activity took place with respect to the Fund.

Since February 2004, certain of the Affiliates and their employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central District of California and the Districts of New Jersey and Connecticut. Ten of those lawsuits concern ‘‘market timing,’’ and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the District of Maryland; the remaining four lawsuits concern ‘‘revenue sharing’’ with brokers offering ‘‘shelf space’’ and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds.

The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. The Investment Manager believes that other similar lawsuits may be filed in federal or state courts naming as defendants the Investment Adviser, the Affiliates, Allianz Global, the Fund, other open- and closed-end funds advised or distributed by the Investment Manager and/or its affiliates, the boards of directors or trustees of those funds, and/or other affiliates and their employees. Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against the Investment Manager, Allianz Global/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the Commission, be barred from serving as an investment manager/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the Commission concerning the status of the New Jersey settlement described above under Section 9(a), the Investment Manager and certain of its affiliates (together, the ‘‘Applicants’’) have sought exemptive relief from the Commission under Section 9(c) of the 1940 Act.

The Commission has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the Commission takes final action on their application for a permanent order. There is no assurance that the Commission will issue a permanent order. If the West Virginia Attorney General were to obtain a court injunction against the Investment Manager or the Affiliates, the Investment Manager or the Affiliates would, in turn, seek exemptive relief under Section 9(c) with respect to that matter, although there is no assurance that such exemptive relief would be granted.

30 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Notes to Financial Statements
August 31, 2005

7. Legal Proceedings (continued)

A putative class action lawsuit captioned Charles Mutchka et al. v. Brent R. Harris, et al., filed in January 2005 by and on behalf of individual shareholders of certain open-end funds that hold equity securities and that are sponsored by the Investment Manager and the Affiliates, is currently pending in the federal district court for the Central District of California. The plaintiff alleges that fund trustees, investment advisers and affiliates breached fiduciary duties and duties of care by failing to ensure that the open-end funds participated in securities class action settlements for which those funds were eligible. The plaintiff has claimed as damages disgorgement of fees paid to the investment advisers, compensatory damages and punitive damages.

The Investment Manager believes that the claims made in the lawsuit against the Investment Manager and the Affiliates are baseless, and the Investment Manager and the Affiliates intend to vigorously defend the lawsuit. As of the date hereof, the Investment Manager believes a decision, if any, against the defendants would have no material adverse effect on the Fund or the ability of the Investment Manager or the Sub-Adviser to perform their duties under the investment management or portfolio management agreements, as the case may be. It is possible that these matters and/or other developments resulting from these matters could lead to a decrease in the market price of the Fund’s shares or other adverse consequences to the Fund and its shareholders. However, the Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Fund or on the Investment Manager’s or the Sub-Adviser’s ability to perform their respective investment advisory services related to the Fund.

The foregoing speaks only as of the date hereof. There may be additional litigation or regulatory developments in connection with the matters discussed above.

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 31

PIMCO Floating Rate Strategy Fund Financial Highlights
For a share of common stock outstanding for the period October 29, 2004* through August 31, 2005

Net asset value, beginning of period	$19.10 **

Investment Operations:
Net investment income	0.88

Net realized and unrealized gain on investments,
futures contracts, options written, swaps, foreign currancy
transactions and unfunded loan commitments	0.31

Total from investment operations	1.19

Dividends on Preferred Shares from Net Investment Income	(0.24)

Net increase in net assets applicable to common shareholders
resulting from investment operations	0.95

Dividends to Common Shareholders from Net Investment Income	(0.91)

Capital Share Transactions:
Common stock offering costs charged to paid-in capital in excess of par	(0.03)

Preferred shares offering costs/underwriting discounts charged
to paid-in capital in excess of par	(0.13)

Total capital share transactions	(0.16)

Net asset value, end of period	$18.98

Market price, end of period	$18.21

Total Investment Return (1)	(4.39)%

RATIOS/SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000)	$789,094

Ratio of expenses to average net assets (2)(3)(4)	1.35%

Ratio of net investment income to average net assets (2)(4)	5.57%

Preferred shares asset coverage per share	$66,084

Portfolio turnover	47%

*	Commencement of operations.
**	Initial public offering price of $20.00 per share less underwriting discount of $0.90 per share.
(1)
Total investment return is calculated assuming a purchase of a share of common stock at the current market price on the first day of the period and a sale of a share of common stock at the current market price on the last day of the period reported. Dividends are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges. Total investment return for a period of less than one year is not annualized.

(2)	Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.
(3)	Inclusive of expenses offset by custody credits earned on cash balances at the custodian bank. (See note 1(n) in Notes to Financial Statements).
(4)	Annualized.

32 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05 | See accompanying Notes to Financial Statements

PIMCO Floating Rate Strategy Fund	Report of Independent Registered
Public Accounting Firm

To the Shareholders and Board of Trustees of
PIMCO Floating Rate Strategy Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations, of changes in net assets applicable to common shareholders and of cash flows and the financial highlights present fairly, in all material respects, the financial position of PIMCO Floating Rate Strategy Fund (the “Fund”) at August 31, 2005, and the results of its operations, the changes in its net assets applicable to common shareholders, cash flows, and financial highlights for the period October 29, 2004 (commencement of operations) through August 31, 2005, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at August 31, 2005 by correspondence with the custodian, brokers and agent banks, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 27, 2005

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 33

PIMCO Floating Rate Strategy Fund Tax Information and Privacy Policy
                                                  (unaudited)

Tax Information
Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, the Fund designates qualified dividend income of $38,536 or maximum allowable amount.

The percentage of ordinary dividends paid by the Fund during the year ended August 31, 2005 which qualified for the Dividends Received Deduction available to corporate shareholders was 100% or the maximum allowable amount.

Since the Fund’s tax year is not the calendar year, another notification will be sent with respect to calendar year 2005. In January 2006, shareholders will be advised on IRS Form 1099 DIV as to the federal tax status of the dividends and distributions received during calendar 2005. The amount that will be reported, will be the amount to use on your 2005 federal income tax return and may differ from the amount which must be reported in connection with the fund’s tax year ended August 31, 2005. Shareholders are advised to consult their tax advisers as to the federal, state and local tax status of the dividend income received from the Fund.

Privacy Policy:

Our Commitment to You
We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients’ personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

Obtaining Personal Information
In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy
We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

Sharing Information with Third Parties
We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

Sharing Information with Affiliates
We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

Implementation of Procedures
We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

34 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Proxy Voting Policies & Procedures
                                                  (unaudited)

Proxy Voting Policies & Procedures:
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during October 29,2004 (commencement of operations) through June 30, 2005 is available (i) without charge, upon request, by calling the Fund’s transfer agent at (800) 331-1710; (ii) on the Fund’s website at www.allianzinvestors.com; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov.

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 35

PIMCO Floating Rate Strategy Fund Dividend Reinvestment Plan (unaudited)

Pursuant to the Fund’s Dividend Reinvestment Plan (the “Plan”), all Common Shareholders whose shares are registered in their own names will have all dividends, including any capital gain dividends, reinvested automatically in additional Common Shares by PFPC Inc., as agent for the Common Shareholders (the “Plan Agent”), unless the shareholder elects to receive cash. An election to receive cash may be revoked or reinstated at the option of the shareholder. In the case of record shareholders such as banks, brokers or other nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder as representing the total amount registered in such shareholder’s name and held for the account of beneficial owners who are to participate in the Plan. Shareholders whose shares are held in the name of a bank, broker or nominee should contact the bank, broker or nominee for details. All distributions to investors who elect not to participate in the Plan (or whose broker or nominee elects not to participate on the investor’s behalf), will be paid cash by check mailed, in the case of direct shareholder, to the record holder by PFPC Inc., as the Fund’s dividend disbursement agent.

Unless you (or your broker or nominee) elects not to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1)
If common Shares are trading at or above net asset value on the payment date, the Fund will issue new shares at the greater of (i) the net asset value per Common Share on the payment date or (ii) 95% of the market price per Common Share on the payment date; or

(2)
If Common Shares are trading below net asset value (minus estimated brokerage commissions that would be incurred upon the purchase of Common Shares on the open market) on the payment date, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the New York Stock Exchange or elsewhere, for the participants’ accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price on the payment date, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market on or shortly after the payment date, but in no event later than the ex-dividend date for the next distribution. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving notice to the Plan Agent. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders’ accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. The Plan Agent will also furnish each person who buys Common Shares with written instructions detailing the procedures for electing not to participate in the Plan and to instead receive distributions in cash. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvested dividends and distributions are taxed in the same manner as cash dividends and distributions.

The Fund and the Plan Agent reserve the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained from the Fund’s transfer agent, PFPC Inc., P.O. Box 43027, Providence, RI 02940-3027, telephone number (800) 331-1710.

36 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

PIMCO Floating Rate Strategy Fund Board of Trustees (unaudited)

Name, Age, Position(s) Held with Funds,
Length of Service, Other Trusteeships/
Directorships Held by Trustee; Number of
Portfolios in Fund Complex/Outside Fund
Complexes Currently Overseen by Trustee	Principal Occupation(s) During Past 5 years:

The address of each trustee is 1345 Avenue of
the Americas, New York, NY 10105

Robert E. Connor	Corporate Affairs Consultant; Formerly, Senior Vice President, Corporate
Date of Birth: 9/17/34	Office, Smith Barney Inc.
Chairman of the Board of Trustees since: 2004
Trustee since: 2004
Term of office: Expected to stand for re-election
at 2005 annual meeting of shareholders.
Trustee/Director of 24 funds in Fund Complex
Trustee/Director of no funds outside of Fund
Complex

John J. Dalessandro II	Formerly, President and Director, J.J. Dalessandro II Ltd, registered broker-
Date of Birth: 7/26/37	dealer and member of the New York Stock Exchange.
Trustee since: 2004
Term of office: Expected to stand for re-election
at 2006 annual meeting of shareholders.
Trustee of 23 funds in Fund Complex
Trustee of no funds outside of Fund complex

David C. Flattum†	Managing Director, Chief Operating Officer, General Counsel and
Date of Birth: 8/27/64	member of Management Board, Allianz Global Investors of America, L.P.;
Trustee since: 2005	Formerly, Partner, Latham & Watkins LLP (1998-2001).
Term of office: Expected to stand for election
at 2005 annual meeting of shareholders.
Trustee of 52 funds in Fund Complex
Trustee of no funds outside of Fund Complex

Hans W. Kertess	President, H Kertess & Co., L.P. Formerly, Managing Director, Royal Bank
Date of Birth: 7/12/39	of Canada Capital Markets.
Trustee since: 2004
Term of office: Expected to stand for re-election
at 2007 annual meeting of shareholders.
Trustee of 23 Funds in Fund Complex;
Trustee of no funds outside of Fund Complex

†
Mr. Flattum is an “interested person” of the Fund due to his affiliation with Allianz Global Investors of America L.P. and the Investment Manager. In addition to Mr. Flattum’s positions with affiliated persons of the Fund set forth in the trade above, he holds the following positions with affiliated person: Director, PIMCO Global Advisors (Resources) Limited; Managing Director, Allianz Dresdner Asset Management U.S. Equities LLC, Allianz Hedge Fund Partners Holdings L.P., Allianz PacLife Partners LLC, PA Holdings LLC; Director and Chief Executive Officer, Oppenheimer Group, Inc.

Further information about Fund’s Trustees is available in the Fund’s Statement of Additional Information, dated October 26, 2004, which can be obtained upon request, without charge, by calling the Fund’s transfer agent at (800) 331-1710.

8.31.05 | PIMCO Floating Rate Strategy Fund Annual Report 37

PIMCO Floating Rate Strategy Fund Board of Trustees (unaudited)

Name, Age, Position(s) Held with Fund.	Principal Occupation(s) During Past 5 years:

Brian S. Shlissel	Executive Vice President, Allianz Global Investors Fund Management
Date of Birth: 11/14/64	LLC; President and Chief Executive Officer of 32 funds in the Fund
President & Chief	Complex; Treasurer; Principal Financial and Accounting Officer of 31 funds
Executive Officer since: 2003	in the Fund Complex; Trustee of 8 funds in the Fund Complex.

Lawrence G. Altadonna	Senior Vice President, Allianz Global Investors Fund Management LLC;
Date of Birth: 3/10/66	Treasurer, Principal Financial and Accounting officer of 32 fund’s in the
Treasurer, Principal/Financial	Fund Complex; Assistant Treasurer of 31 funds in the Fund Complex.
and Accounting Officer since: 2003

Raymond G. Kennedy	Managing Director, Portfolio Manager and senior member of PIMCO’s
Date of Birth: 1/28/61	investment strategy group. Mr. Kennedy joined PIMCO in 1996, having
Vice President since: 2003	previously been associated with the Prudential Insurance Company of
Americas as a private placement asset manager, where he was
responsible for investing and managing a portfolio of investment grade and high yield privately -placed fixed income securities. Prior to that, he was a consultant for Arthur Andersen in Los Angles and London. He was 17 years of investment management experience and holds a bachelor’s degree from Stanford University and an MBA from the
Anderson Graduate School of Management at the University of
California, Los Angles. He is also a member of LSTA.

Newton B. Schott, Jr.	Managing Director, Chief Administrative Officer, General Counsel and
Date of Birth: 7/14/42	Secretary, Allianz Global Investors Distributors LLC; Managing Director,
Vice President since: 2003	Chief Legal Officer and Secretary, Allianz Global Investors Fund
Management LLC; Vice President of 63 funds in the Fund Complex;
Secretary of 33 funds in the fund Complex.

Thomas J. Fuccillo	Vice President, Senior Fund Attorney, Allianz Global Investors of America
Date of Birth: 3/22/68	L.P., Secretary of 32 funds in the Fund Complex.
Secretary since: 2004

Youse Guia	Senior Vice President, Group Compliance Manager, Allianz Global
Date of Birth: 9/3/72	Investors of America L.P., Chief Compliance Officer of 63 funds in the
Chief Compliance Officer since: 2004	Fund Complex.

Jennifer Patula	Assistant Secretary, of 32 funds in the Fund Complex.
Date of Birth: 5/8/78
Assistant Secretary since: 2004

Officers hold office at the pleasure of the Board and until their successors are appointed and qualified or until their earlier resignation or removal.

38 PIMCO Floating Rate Strategy Fund Annual Report | 8.31.05

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Trustees and Principal Officers
Robert E. Connor	Newton B. Schott, Jr.
Trustee, Chairman of the Board of Trustees	Vice President
John J. Dalessandro II	Lawrence G. Altadonna
Trustee	Treasurer, Principal Financial & Accounting Officer
David C. Flattum	Thomas J. Fuccillo
Trustee	Secretary
Hans W. Kertess	Youse Guia
Trustee	Chief Compliance Officer
Brian S. Shlissel	Jennifer A. Patula
President & Chief Executive Officer	Assistant Secretary
Raymond G. Kennedy
Vice President

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Pacific Investment Management Company LLC
840 Newport Center Drive
Newport Beach, CA 92660

Custodian & Accounting Agent
State Street Bank & Trust Co.
801 Pennsylvania
Kansas City, MO 64105-1307

Transfer Agent, Dividend Paying Agent and Registrar
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
One International Place
Boston, MA 02210-2624

This report, including the financial information herein, is transmitted to the shareholders of PIMCO Floating Rate Strategy Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase shares of its common stock in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarter of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com.

On November 22, 2004, the Fund submitted a CEO annual certification to the New York Stock Exchange (“NYSE”) on which the Funds’ principal executive officer certified that he was not aware, as of the date, of any violation by the Fund of the NYSE’s Corporate Governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, each Funds’ principal executive and principal financial officer made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q relating to, among other things, the Funds’ disclosure controls and procedures and internal control over financial reporting, as applicable.

Information on the Fund is available at www.allianzinvestors.com or by calling the Fund’s transfer agent at (800) 331-1710.

ITEM 2. CODE OF ETHICS

a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710.

b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

a)	During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s Board has determined that Mr. Paul Belica, a member of the Board’s Audit Oversight Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)	Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in 2004 and $137,500 in 2005.

b)	Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountant that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item were $0 in 2004 and $15,000 in 2005. These services consist of accounting consultations, agreed upon procedure reports (inclusive of annual review of basic maintenance testing associated with the Preferred Shares), attestation reports and comfort letters.

c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance,

tax service and tax planning (“Tax Services”) were $0 in 2004 and $11,000 in 2005. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

d)	All Other Fees. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant.

e)	1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements for non-audit services to the when the engagement relates directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

PIMCO Floating Rate Strategy Fund (THE “FUND”)

AUDIT OVERSIGHT COMMITTEE POLICY FOR PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT ACCOUNTANTS

The Funds’ Audit Oversight Committee (“Committee”) is charged with the oversight of the Funds’ financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

     a review of the nature of the professional services expected to provided,

     the fees to be charged in connection with the services expected to be provided,

     a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUNDS

On an annual basis, the Funds’ Committee will review and pre-approve the scope of the audits of the Funds and proposed audit fees and permitted non-audit (including audit-related) services that may be performed by the Funds’ independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy. In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the Funds will also require the separate written pre-approval of the President of the Funds, who will confirm, independently, that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

    Annual Fund financial statement audits
     Seed audits (related to new product filings, as required)
     SEC and regulatory filings and consents
     Semiannual financial statement reviews

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

     Accounting consultations
     Fund merger support services
     Agreed upon procedure reports (inclusive of quarterly review of Basic Maintenance testing associated with issuance of Preferred Shares and semiannual report review)
     Other attestation reports
     Comfort letters
     Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Funds’ independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:
     Federal, state and local income tax compliance; and, sales and use tax compliance
     Timely RIC qualification reviews
     Tax distribution analysis and planning
     Tax authority examination services
     Tax appeals support services
     Accounting methods studies
     Fund merger support service
     Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROHIBITED SERVICES

The Funds’ independent accountants will not render services in the following categories of non-audit services:

    Bookkeeping or other services related to the accounting records or financial statements of the Funds
     Financial information systems design and implementation
     Appraisal or valuation services, fairness opinions, or contribution-in-kind reports
     Actuarial services Internal audit outsourcing services
     Management functions or human resources
     Broker or dealer, investment adviser or investment banking services
     Legal services and expert services unrelated to the audit
     Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $100,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds’ independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)	The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated and shall be reported to the full Committee at its next regularly scheduled meeting.

e) 2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Regulation S-X.

f) Not applicable

g) Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2004 Reporting Period was $2,684,887 and the 2005 Reporting Period was $2,992,953.

h) Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

The Fund has a separately designated standing audit committee established in accordance with

Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the Fund is comprised of Robert E. Connor, John J. Dalessandro II, and Hans W. Kertess.

ITEM 6. SCHEDULE OF INVESTMENTS Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant has delegated the voting of proxies relating to its voting securities to its sub-adviser, Pacific Investment Management Co. (the “Sub-Adviser”). The Proxy Voting Policies and Procedures of the Sub-Adviser are included as an Exhibit 99.PROXYPOL hereto.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT OMPANIES

Not effective at time of filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

TOTAL NUMBER
OF SHARES
PURCHASED
	TOTAL NUMBER OF SHARES PURCHASED		AS PART OF	MAXIMUM NUMBER OF
			PUBLICLY	SHARES THAT MAY YET BE
		AVERAGE	ANNOUNCED PLANS	PURCHASED UNDER THE
		PRICE PAID	OR	PLANS
PERIOD		PER SHARE	PROGRAMS	OR PROGRAMS

September 2004	N/A	N/A	N/A	N/A
October 2004	N/A	N/A	N/A	N/A
November 2004	N/A	N/A	N/A	N/A
December 2004	N/A	N/A	N/A	N/A
January 2005	N/A	19.08	69,672	N/A
February 2005	N/A	19.09	69,085	N/A
March 2005	N/A	19.18	67,690	N/A
April 2005	N/A	18.89	71,201	N/A
May 2005	N/A	N/A	N/A	N/A
June 2005	N/A	N/A	N/A	N/A
July 2005	N/A	N/A	N/A	N/A
August 2005	N/A	N/A	N/A	N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item. The Nominating Committee Charter governing the affairs of the Nominating Committee of the Board is posted on the Allianz Funds website at www.allianzinvestors.com

ITEM 11. CONTROLS AND PROCEDURES
(a)	The registrant’s President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS
(a)	(1) Exhibit 99.CODE ETH - Code of Ethics

(a)	(2) Exhibit 99 Cert. - Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(b)	Exhibit 99.906 Cert. - Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 Exhibit 99.PROXYPOL - Proxy Voting Policies and Procedures

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PIMCO Floating Rate Strategy Fund

By /s/ Brian S. Shlissel

President and Chief Executive Officer

Date November 8, 2005

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date November 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President and Chief Executive Officer

Date November 8, 2005

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date November 8, 2005